Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2019
Goodwill And Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets

NOTE 8 - GOODWILL AND INTANGIBLE ASSETS

There was no change in the carrying amount of goodwill of $76,851 for the year ends December 31, 2019 and December 31, 2018.

Management performs an evaluation of goodwill for impairment on an annual basis, or more frequently if events or changes in circumstances indicate that the asset might be impaired. Management performed an evaluation of the Company’s goodwill during the fourth quarter of 2019. Based on this test, management concluded that the Company’s goodwill was not impaired at December 31, 2019.

Acquired intangible assets were as follows as of year end.

	2019			2018
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Core deposit intangible assets(1):
Core deposit intangibles	14,792	8,049	6,743	14,792	7,104	7,688
Total core deposit intangible assets	$14,792	$8,049	$6,743	$14,792	$7,104	$7,688

(1)	Excludes fully amortized core deposit intangible assets

Aggregate core deposit intangible amortization expense was $945, $366 and $586 for 2019, 2018 and 2017, respectively.

Activity for mortgage servicing rights (MSRs) and the related valuation allowance follows:

	2019	2018
Loan Servicing Rights:
Beginning of year	$1,664	$743
Additions	247	1,047
Disposals	—	—
Amortized to expense	247	126
Other Charges	—	—
Change in valuation allowance	102	—
End of year	$1,562	$1,664

Valuation allowance:
Beginning of year	$—	$—
Additions expensed	102	—
Reductions credited to operations	—	—
Direct write-offs	—	—
End of year	$102	$—

Aggregate mortgage servicing rights (MSRs) amortization was $247, $126 and $72 for 2019, 2018 and 2017, respectively.

NOTE 8 - GOODWILL AND INTANGIBLE ASSETS (Continued)

Estimated amortization expense for each of the next five years and thereafter is as follows:

	MSRs	Core deposit intangibles	Total
2020	$89	$914	$1,003
2021	89	891	980
2022	88	868	956
2023	87	840	927
2024	86	804	890
Thereafter	1,123	2,426	3,549
	$1,562	$6,743	$8,305